Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

22. Loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of shares in issue during the year excluding treasury shares.

	2023	2022	2021
Loss attributable to equity holders of the Company	(10,556,227)	(20,804,213)	(15,351,914)
Weighted average number of shares in issue	74,307,635	45,184,865	34,119,666
Basic and diluted loss per share	(0.14)	(0.46)	(0.45)

The Company has four categories of dilutive potential shares: treasury shares, equity sharing certificates (“ESCs”), share options and warrants which have been ignored in the calculation of the loss per share for the year ended December 31, 2023, 2022 and 2021, as they would be antidilutive.

In addition to treasury shares, the total number of dilutive instruments as of December 31, 2023 is 63,246,964 (2022: 30,874,670 and 2021: 29,590,875) which consists of 1,570,346 share options, 5,866,898 warrants granted to investors on March 28, 2018 and 55,809,720 warrants granted to one investor (9,230,772 warrants on December 21, 2021, 15,000,000 on July 26, 2022 and 31,578,948 on April 3, 2023, respectively). As of December 31, 2022, dilutive instruments consist of 777,000 share options, 5,866,898 warrants granted to investors on March 28,2018 and 24,230,772 warrants granted to one investor (9,230,772 warrants on December 21, 2021 and 15,000,000 on July 26, 2022, respectively). As of December 31, 2021, dilutive instruments primarily consist of 198,750 ESCs, 8,615,885 share options, 5,866,898 warrants granted to investors on March 28, 2018, 9,230,772 warrants and 5,478,570 pre-funded warrants granted to one investor on December 21, 2021. These options could potentially dilute basic earnings per share in the future.